Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation
Consolidation

The method of accounting applied to investments, whether consolidated, equity or cost, involves an evaluation of all significant terms of the investments that explicitly grant or suggest evidence of control or influence over the operations of the investee. The consolidated financial statements include our controlled subsidiaries, as well as variable interest entities (VIE) where we are deemed to be the primary beneficiary. For controlled subsidiaries that are not wholly-owned, the noncontrolling interests are included in Net income and Total equity. Investments in businesses that we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. Investments in which we do not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method. Equity and cost method investments are included in Investments in unconsolidated businesses in our consolidated balance sheets. All significant intercompany accounts and transactions have been eliminated.

Basis of Presentation
Basis of Presentation

On January 1, 2018, we adopted, for all periods presented, Accounting Standards Update (ASU) 2017-07, "Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost" (ASU 2017-07), ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash" (ASU 2016-18) and ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" (ASU 2016-15). As required by these standard updates, we retrospectively changed the presentation of the impacted items in the consolidated financial statements for all periods presented. ASU 2017-07 requires an employer to report the service cost component arising from employer sponsored pension and other postretirement plans in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost, including the recognition of prior service credits, are presented in the consolidated statements of income separately from the service cost component and outside a subtotal of income from operations. ASU 2016-18 requires that cash and cash equivalent balances in the statement of cash flows include those amounts deemed to be restricted cash and restricted cash equivalents. ASU 2016-15 requires cash receipts from the collection of deferred purchase price related to previously sold device payment plan agreement receivables to be classified as cash inflows from investing activities. Certain amounts have also been reclassified to conform to the current year presentation.

Use of Estimates
Use of Estimates

We prepare our financial statements using U.S. generally accepted accounting principles (GAAP), which requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Examples of significant estimates include the allowance for doubtful accounts, the recoverability of property, plant and equipment, the recoverability of intangible assets and other long-lived assets, fair values of financial instruments, unrecognized tax benefits, valuation allowances on tax assets, accrued expenses, pension and postretirement benefit obligations, contingencies and the identification and valuation of assets acquired and liabilities assumed in connection with business combinations.

Revenue Recognition
Revenue Recognition

Multiple Deliverable Arrangements

We offer products and services to our wireless and wireline customers through bundled arrangements. These arrangements involve multiple deliverables, which may include products, services or a combination of products and services.

Wireless

Our Wireless segment earns revenue primarily by providing access to and usage of its network, as well as the sale of equipment. In general, access revenue is billed one month in advance and recognized when earned. Usage revenue is generally billed in arrears and recognized when service is rendered. Equipment sales revenue associated with the sale of wireless devices and accessories is generally recognized when the products are delivered to and accepted by the customer, as this is considered to be a separate earnings process from providing wireless services. For agreements involving the resale of third-party services in which we are considered the primary obligor in the arrangements, we record the revenue gross at the time of the sale.

Under the Verizon device payment program, our eligible wireless customers purchase wireless devices under a device payment plan agreement. We may offer certain promotions that allow a customer to trade in his or her owned device in connection with the purchase of a new device. Under these types of promotions, the customer receives a credit for the value of the trade-in device. In addition, we may provide the customer with additional future credits that will be applied against the customer’s monthly bill as long as service is maintained. We recognize a liability for the trade-in device measured at fair value, which is approximated by considering several factors, including the weighted-average selling prices obtained in recent resales of devices eligible for trade-in. Future credits are recognized when earned by the customer.

From time to time, we offer certain marketing promotions that allow our customers to upgrade to a new device after paying down a certain specified portion of their required device payment plan agreement amount and trading in their device in good working order. When a customer enters into a device payment plan agreement with the right to upgrade to a new device, we account for this trade-in right as a guarantee obligation. The full amount of the trade-in right’s fair value (not an allocated value) is recognized as a guarantee liability and the remaining allocable consideration is allocated to the device. The value of the guarantee liability effectively results in a reduction to the revenue recognized for the sale of the device.

In multiple element arrangements that bundle devices and monthly wireless service, revenue is allocated to each unit of accounting using a relative selling price method. At the inception of the arrangement, the amount allocable to the delivered units of accounting is limited to the amount that is not contingent upon the delivery of the monthly wireless service (the noncontingent amount). We effectively recognize revenue on the delivered device at the lesser of the amount allocated based on the relative selling price of the device or the noncontingent amount owed when the device is sold.

Wireline

Our Wireline segment earns revenue based upon usage of its network and facilities and contract fees. In general, fixed monthly fees for voice, video, data and certain other services are billed one month in advance and recognized when earned. Revenue from services that are not fixed in amount and are based on usage is generally billed in arrears and recognized when service is rendered.

We sell each of the services we offer on a bundled basis (i.e., voice, video and data) and separately. Therefore, each of our products and services has a standalone selling price. Revenue from the sale of each product or service is allocated to each deliverable using a relative selling price method. Under this method, arrangement consideration is allocated to each separate deliverable based on our standalone selling price for each product or service. These services include Fios services, individually or in bundles, and high-speed Internet.

When we bundle equipment with maintenance and monitoring services, we recognize equipment revenue when the equipment is installed in accordance with contractual specifications and ready for the customer’s use. The maintenance and monitoring services are recognized monthly over the term of the contract as we provide the services.

Installation-related fees, along with the associated costs up to but not exceeding these fees, are deferred and amortized over the estimated customer relationship period.

Other

Advertising revenues are generated through display advertising and search advertising. Display advertising revenue is generated by the display of graphical advertisements and other performance-based advertising. Search advertising revenue is generated when a consumer clicks on a text-based advertisement on their screen. Agreements for advertising typically take the forms of impression-based contracts, time-based contracts or performance-based contracts. Advertising revenues derived from impression-based contracts under which we provide impressions in exchange for a fixed fee, are generally recognized as the impressions are delivered. Advertising revenues derived from time-based contracts under which we provide promotions over a specified time period for a fixed fee, are recognized on a straight-line basis over the term of the contract, provided that we meet and continue to meet our obligations under the contract. Advertising revenues derived from contracts under which we are compensated based on certain performance criteria are recognized as we complete the contractually specified performance.

We are considered the principal in our programmatic advertising contracts as we are the primary obligor. We present all revenues from these contracts on a gross basis.

We report taxes imposed by governmental authorities on revenue-producing transactions between us and our customers, net of taxes we pass through to our customers.

Maintenance and Repairs
Maintenance and Repairs

We charge the cost of maintenance and repairs, including the cost of replacing minor items not constituting substantial betterments, principally to Cost of services as these costs are incurred.

Advertising Costs
Advertising Costs

Costs for advertising products and services, as well as other promotional and sponsorship costs, are charged to Selling, general and administrative expense in the periods in which they are incurred. See Note 14 for additional information.

Earnings Per Common Share
Earnings Per Common Share

Basic earnings per common share are based on the weighted-average number of shares outstanding during the period. Where appropriate, diluted earnings per common share include the dilutive effect of shares issuable under our stock-based compensation plans.

There were a total of approximately 5 million, 6 million and 8 million outstanding dilutive securities, primarily consisting of restricted stock units, included in the computation of diluted earnings per common share for the years ended December 31, 2017, 2016 and 2015, respectively.

Cash and Cash Equivalents
Cash, Cash Equivalents and Restricted Cash

We consider all highly liquid investments with a maturity of 90 days or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximates quoted market value and includes amounts held in money market funds.

Cash collections on the device payment plan agreement receivables collateralizing asset backed debt securities are required at certain specified times to be placed into segregated accounts. Deposits to the segregated accounts are considered restricted cash and are included in Prepaid expenses and other and Other assets on our consolidated balance sheets.

Marketable Securities
Marketable Securities

We have investments in marketable securities, which are considered "available-for-sale" under the provisions of the accounting standard for certain debt and equity securities and are included in the accompanying consolidated balance sheets in Other assets. We continually evaluate our investments in marketable securities for impairment due to declines in market value considered to be other-than-temporary. That evaluation includes, in addition to persistent, declining stock prices, general economic and company-specific evaluations. In the event of a determination that a decline in market value is other-than-temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

Accounts receivable are recorded in the consolidated financial statements at cost net of an allowance for credit losses, with the exception of device payment plan agreement receivables, which are initially recorded at fair value based on a number of factors including historical write‑off experience, credit quality of the customer base and other factors such as macroeconomic conditions. We maintain allowances for uncollectible accounts receivable, including our device payment plan agreement receivables, for estimated losses resulting from the failure or inability of our customers to make required payments. Our allowance for uncollectible accounts receivable is based on management’s assessment of the collectability of specific customer accounts and includes consideration of the credit worthiness and financial condition of those customers. We record an allowance to reduce the receivables to the amount that is reasonably believed to be collectible. We also record an allowance for all other receivables based on multiple factors, including historical experience with bad debts, the general economic environment and the aging of such receivables. Due to the device payment plan agreement being incorporated in the standard Verizon Wireless bill, the collection and risk strategies continue to follow historical practices. We monitor the aging of our accounts with device payment plan agreement receivables and write-off account balances if collection efforts are unsuccessful and future collection is unlikely.

Inventories
Inventories

Inventory consists of wireless and wireline equipment held for sale, which is carried at the lower of cost (determined principally on either an average cost or first-in, first-out basis) or market.

Plant and Depreciation
Plant and Depreciation

We record property, plant and equipment at cost. Property, plant and equipment are generally depreciated on a straight-line basis.

Leasehold improvements are amortized over the shorter of the estimated life of the improvement or the remaining term of the related lease, calculated from the time the asset was placed in service.

When depreciable assets are retired or otherwise disposed of, the related cost and accumulated depreciation are deducted from the plant accounts and any gains or losses on disposition are recognized in income.

We capitalize and depreciate network software purchased or developed along with related plant assets. We also capitalize interest associated with the acquisition or construction of network-related assets. Capitalized interest is reported as a reduction in interest expense and depreciated as part of the cost of the network-related assets.

In connection with our ongoing review of the estimated useful lives of property, plant and equipment during 2016, we determined that the average useful lives of certain leasehold improvements would be increased from 5 to 7 years. This change resulted in a decrease to depreciation expense of $0.2 billion in 2016. We determined that changes were also necessary to the remaining estimated useful lives of certain assets as a result of technology upgrades, enhancements and planned retirements. These changes resulted in an increase in depreciation expense of $0.3 billion, $0.3 billion and $0.4 billion in 2017, 2016 and 2015, respectively. While the timing and extent of current deployment plans are subject to ongoing analysis and modification, we believe that the current estimates of useful lives are reasonable.

Computer Software Costs
Computer Software Costs

We capitalize the cost of internal-use network and non-network software that has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use network and non-network software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Planning, software maintenance and training costs are expensed in the period in which they are incurred. Also, we capitalize interest associated with the development of internal-use network and non-network software. Capitalized non-network internal-use software costs are amortized using the straight-line method over a period of 3 to 7 years and are included in Other intangible assets, net in our consolidated balance sheets. For a discussion of our impairment policy for capitalized software costs, see "Goodwill and Other Intangible Assets" below. Also, see Note 3 for additional information of internal-use non-network software reflected in our consolidated balance sheets.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. Impairment testing for goodwill is performed annually in the fourth fiscal quarter or more frequently if impairment indicators are present. To determine if goodwill is potentially impaired, we have the option to perform a qualitative assessment. However, we may elect to bypass the qualitative assessment and perform an impairment test even if no indications of a potential impairment exist. The impairment test for goodwill is performed at the reporting unit level and compares the fair value of the reporting unit (calculated using a combination of a market approach and a discounted cash flow method) to its carrying value. The market approach includes the use of comparative multiples to corroborate discounted cash flow results. The discounted cash flow method is based on the present value of two components, a projected cash flows and a terminal value. The terminal value represents the expected normalized future cash flows of the reporting unit beyond the cash flows from the discrete projection period. The fair value of the reporting unit is calculated based on the sum of the present value of the cash flows from the discrete period and the present value of the terminal value. The discount rate represented our estimate of the weighted-average cost of capital, or expected return, that a marketplace participant would have required as of the valuation date. If the carrying value exceeds the fair value, an impairment charge is booked for the excess carrying value over fair value, limited to the total amount of goodwill of that reporting unit. Our assessments in 2017, 2016 and 2015 indicated that the fair value of each of our Wireless, Wireline, Media and Telematics reporting units exceeded their carrying value and therefore did not result in an impairment.

Intangible Assets Not Subject to Amortization

A significant portion of our intangible assets are wireless licenses that provide our wireless operations with the exclusive right to utilize designated radio frequency spectrum to provide wireless communication services. While licenses are issued for only a fixed time, generally ten years, such licenses are subject to renewal by the Federal Communications Commission (FCC). License renewals have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of our wireless licenses. As a result, we treat the wireless licenses as an indefinite-lived intangible asset. We re-evaluate the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life. We aggregate our wireless licenses into one single unit of accounting, as we utilize our wireless licenses on an integrated basis as part of our nationwide wireless network.

We test our wireless licenses for potential impairment annually or more frequently if impairment indicators are present. We have the option to first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. However, we may elect to bypass the qualitative assessment in any period and proceed directly to performing the quantitative impairment test. In 2017 and 2016, we performed a qualitative assessment to determine whether it is more likely than not that the fair value of our wireless licenses was less than the carrying amount. As part of our assessment, we considered several qualitative factors including the business enterprise value of our Wireless segment, macroeconomic conditions (including changes in interest rates and discount rates), industry and market considerations (including industry revenue and EBITDA (Earnings before interest, taxes, depreciation and amortization)), margin projections, the projected financial performance of our Wireless segment, as well as other factors. The most recent quantitative assessments of our wireless licenses occurred in 2015. Our quantitative assessment consisted of comparing the estimated fair value of our aggregate wireless licenses to the aggregated carrying amount as of the test date. Using a quantitative assessment, we estimated the fair value of our aggregate wireless licenses using the Greenfield approach. The Greenfield approach is an income based valuation approach that values the wireless licenses by calculating the cash flow generating potential of a hypothetical start-up company that goes into business with no assets except the wireless licenses to be valued. A discounted cash flow analysis is used to estimate what a marketplace participant would be willing to pay to purchase the aggregated wireless licenses as of the valuation date. If the estimated fair value of the aggregated wireless licenses is less than the aggregated carrying amount of the wireless licenses, then an impairment charge is recognized. Our assessments in 2017, 2016 and 2015 indicated that the fair value of our wireless licenses exceeded the carrying value and, therefore, did not result in an impairment.

Interest expense incurred while qualifying activities are performed to ready wireless licenses for their intended use is capitalized as part of wireless licenses. The capitalization period ends when the development is discontinued or substantially completed and the license is ready for its intended use.

Intangible Assets Subject to Amortization and Long-Lived Assets

Our intangible assets that do not have indefinite lives (primarily customer lists and non-network internal-use software) are amortized over their estimated useful lives. All of our intangible assets subject to amortization, and long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indications of impairment are present, we would test for recoverability by comparing the carrying amount of the asset group to the net undiscounted cash flows expected to be generated from the asset group. If those net undiscounted cash flows do not exceed the carrying amount, we would perform the next step, which is to determine the fair value of the asset and record an impairment, if any. We re-evaluate the useful life determinations for these intangible assets each year to determine whether events and circumstances warrant a revision to their remaining useful lives.

For information related to the carrying amount of goodwill, wireless licenses and other intangible assets, as well as the major components and average useful lives of our other acquired intangible assets, see Note 3.

Fair Value Measurements
Fair Value Measurements

Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities
Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities
Level 3—No observable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their categorization within the fair value hierarchy.

Income Taxes
Income Taxes

Our effective tax rate is based on pre-tax income, statutory tax rates, tax laws and regulations and tax planning strategies available to us in the various jurisdictions in which we operate.

Deferred income taxes are provided for temporary differences in the basis between financial statement and income tax assets and liabilities. Deferred income taxes are recalculated annually at tax rates in effect. We record valuation allowances to reduce our deferred tax assets to the amount that is more likely than not to be realized.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, we presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in one or more of the following: an increase in a liability for income taxes payable, a reduction of an income tax refund receivable, a reduction in a deferred tax asset or an increase in a deferred tax liability.

Significant management judgment is required in evaluating our tax positions and in determining our effective tax rate.

We recorded provisional amounts in the consolidated financial statements for the income tax effects of the Tax Cuts and Jobs Act (TCJA) based upon currently available information.

Stock-Based Compensation
Stock-Based Compensation

We measure and recognize compensation expense for all stock-based compensation awards made to employees and directors based on estimated fair values. See Note 9 for additional information.

Foreign Currency Translation
Foreign Currency Translation

The functional currency of our foreign operations is generally the local currency. For these foreign entities, we translate income statement amounts at average exchange rates for the period, and we translate assets and liabilities at end-of-period exchange rates. We record these translation adjustments in Accumulated other comprehensive income, a separate component of Equity, in our consolidated balance sheets. We report exchange gains and losses on intercompany foreign currency transactions of a long-term nature in Accumulated other comprehensive income. Other exchange gains and losses are reported in income.

Employee Benefit Plans
Employee Benefit Plans

Pension and postretirement health care and life insurance benefits earned during the year, as well as interest on projected benefit obligations, are accrued currently. Prior service costs and credits resulting from changes in plan benefits are generally amortized over the average remaining service period of the employees expected to receive benefits. Expected return on plan assets is determined by applying the return on assets assumption to the actual fair value of plan assets. Actuarial gains and losses are recognized in operating results in the year in which they occur. These gains and losses are measured annually as of December 31 or upon a remeasurement event. Verizon management employees no longer earn pension benefits or earn service towards the company retiree medical subsidy. See Note 10 for additional information.

We recognize a pension or a postretirement plan’s funded status as either an asset or liability on the consolidated balance sheets. Also, we measure any unrecognized prior service costs and credits that arise during the period as a component of Accumulated other comprehensive income, net of applicable income tax.

Derivative Instruments
Derivative Instruments

We enter into derivative transactions primarily to manage our exposure to fluctuations in foreign currency exchange rates and interest rates. We employ risk management strategies, which may include the use of a variety of derivatives including cross currency swaps, forward interest rate swaps, interest rate swaps and interest rate caps. We do not hold derivatives for trading purposes. See Note 8 for additional information.

We measure all derivatives at fair value and recognize them as either assets or liabilities on our consolidated balance sheets. Our derivative instruments are valued primarily using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified as Level 2. Changes in the fair values of derivative instruments not qualifying for hedge accounting are recognized in earnings in the current period. For fair value hedges, the change in the fair value of the derivative instruments is recognized in earnings, along with the change in the fair value of the hedged item. For cash flow hedges, the change in the fair value of the derivative instruments, along with the change in the fair value of the hedged item, are reported in Other comprehensive income (loss) and recognized in earnings when the hedged item is recognized in earnings. For net investment hedges of certain of our foreign operations, the change in the fair value of the derivative instruments is reported in Other comprehensive income (loss) as part of the cumulative translation adjustment and partially offset the impact of foreign currency changes on the value of our net investment.

Variable Interest Entities
Variable Interest Entities

VIEs are entities that lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity. We consolidate the assets and liabilities of VIEs when we are deemed to be the primary beneficiary. The primary beneficiary is the party that has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

During the first quarter of 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-09, "Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting." This standard update intends to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This standard update was effective as of the first quarter of 2017. The adoption of this standard update did not have a significant impact on our consolidated financial statements.

During the first quarter of 2017, the FASB issued ASU 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment." The amendments in this update eliminate the requirement to perform step two of the goodwill impairment test, which requires a hypothetical purchase price allocation when an impairment is determined to have occurred. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This standard update is effective as of the first quarter of 2020; however, early adoption is permitted for any interim or annual impairment tests performed after January 1, 2017. Verizon early adopted this standard on January 1, 2017. The adoption of this standard update did not have a significant impact on our consolidated financial statements.

During the first quarter of 2017, the FASB issued ASU 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business." The amendments in this update provide a framework - the "screen" - in which to evaluate whether a set of transferred assets and activities is a business. The screen requires that such set is not a business when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. The standard also aligns the definition of outputs with how outputs are described in Accounting Standards Codification (ASC) 606, "Revenue from Contracts with Customers." This standard is effective as of the first quarter of 2018; however, early adoption is permitted. Verizon early adopted this standard, on a prospective basis, in the fourth quarter of 2017. The adoption of this standard update did not have a significant impact on our consolidated financial statements.

During the third quarter of 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities." The amendments in this update simplify the application of hedge accounting and increase the transparency of hedge results. The updated standard also amends the presentation and disclosure requirements and changes how companies can assess the effectiveness of their hedging relationships. Companies will now have until the end of the first quarter in which a hedge is entered into to perform an initial assessment of a hedge’s effectiveness. After initial qualification, the new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. An initial quantitative test to establish that the hedge relationship is highly effective is still required. For cash flow hedges, if the hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in Other comprehensive income (loss). These changes in fair value will be reclassified to earnings when the hedged item impacts earnings. The standard update is effective as of the first quarter of 2019; however, early adoption is permitted within an interim period. Verizon early adopted this standard in the fourth quarter of 2017. The adoption of this standard update did not have a significant impact on our consolidated financial statements.

Accounting Standards Adopted January 1, 2018

During the first quarter of 2017, the FASB issued ASU 2017-07. The amendments in this update require an employer to report the service cost component arising from employer sponsored pension and other postretirement plans in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost, including the recognition of prior service credits, will be presented in the consolidated statements of income separately from the service cost component and outside the subtotal of income from operations. The amendments in this update also allow only the service cost component of pension and other postretirement benefit costs to be eligible for capitalization when applicable. Verizon previously recorded service cost and other components of net periodic benefit costs in operating expenses in the consolidated statements of income. The amendments in this update allow a practical expedient that permits an employer to use the amounts disclosed in its employee benefits footnote for the prior comparative periods as the estimation basis for applying the retrospective presentation. Verizon adopted this standard update on January 1, 2018 and utilized the practical expedient to estimate the impact on the prior comparative period information presented in the consolidated statements of income. As required by the amendments in this update, the presentation of the service cost component and other components of net periodic benefit cost in the consolidated statements of income were applied retrospectively, and the updates for the capitalization of the service cost component of net periodic benefit cost in assets will be applied prospectively, on and after the effective date. Upon adoption of this standard update, Verizon reclassified the other components of net periodic benefit cost from Cost of services and Selling, general and administrative expense to Other income (expense), net, part of non-operating expenses. The retrospective adoption of this standard update resulted in an insignificant increase to consolidated operating income for the year ended December 31, 2017, an increase to consolidated operating income of approximately $2.2 billion for the year ended December 31, 2016 and a decrease to consolidated operating income of approximately $2.4 billion for the year ended December 31, 2015. The increase to consolidated operating income for the year ended December 31, 2016 was driven by total charges being reclassified from operating to non-operating expenses and the decrease to consolidated operating income for the year ended December 31, 2015 was driven by total credits being reclassified from operating to non-operating expenses. The above mentioned impacts to consolidated operating income were fully offset by an insignificant decrease, a $2.2 billion decrease, and a $2.4 billion increase to Other income (expense), net for the years ended December 31, 2017, 2016, and 2015, respectively. As such, there was no impact to consolidated net income for the years ended December 31, 2017, 2016 or 2015.

During the fourth quarter of 2016, the FASB issued ASU 2016-18. The amendments in this update require that cash and cash equivalent balances in a statement of cash flows include those amounts deemed to be restricted cash and restricted cash equivalents. We have provided a reconciliation from cash and cash equivalents as presented on our consolidated balance sheets to cash, cash equivalents and restricted cash as reported on our consolidated statements of cash flows. See "Cash, Cash Equivalents and Restricted Cash" for additional information, as well as a discussion of the nature of our restricted cash balances. We applied the amendments in this accounting standard update retrospectively to all periods presented. Verizon adopted this standard update on January 1, 2018. The adoption of this standard update for the year ended December 31, 2017 resulted in an increase in cash flow used in financing activities of $0.6 billion, a decrease in cash flow provided by operating activities of $0.1 billion, and an insignificant increase in cash flow used in investing activities. There was an insignificant impact to our consolidated statements of cash flows for the years ended December 31, 2016 and 2015.

During the third quarter of 2016, the FASB issued ASU 2016-15. This standard update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice for these issues. Among the updates, this standard update requires cash receipts from payments on a transferor’s beneficial interests in securitized trade receivables to be classified as cash inflows from investing activities. The amendment relating to beneficial interests in securitization transactions impacted our presentation of collections of certain deferred purchase price from sales of wireless device payment plan agreement receivables in our consolidated statements of cash flows. Verizon adopted this standard update on January 1, 2018. We retrospectively reclassified approximately $0.6 billion of deferred purchase price collections from Cash flows from operating activities to Cash flows from investing activities in our consolidated statement of cash flows for the year ended December 31, 2017, $1.1 billion for the year ended December 31, 2016 and an insignificant amount for the year ended December 31, 2015. There were no other significant impacts as a result of adopting this standard.

Recently Issued Accounting Standards
Recently Issued Accounting Standards

In February 2018, the FASB issued ASU 2018-02, “Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” This standard update allows entities, as an accounting policy election, the option to reclassify from accumulated other comprehensive income to retained earnings stranded tax effects resulting from the newly enacted federal corporate income tax rate in TCJA. It also allows entities to elect to reclassify other stranded tax effects that relate to TCJA but do not directly relate to the change in the federal rate such as state taxes. The tax effects that are stranded in accumulated other comprehensive income for other reasons such as a change in valuation allowance may not be reclassified. This standard update is effective as of the first quarter of 2019; however, early adoption is permitted. The standard update can be applied on a retrospective basis to each period in which the effect of the change in the federal income tax rate in TCJA the Act is recognized or applied it in the reporting period of adoption. We are currently evaluating the impact that this standard update will have on our consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, "Other Income - Gains and Losses From the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets." The new guidance defines an "in substance nonfinancial asset" as an asset or group of assets for which substantially all of the fair value consists of nonfinancial assets and the group or subsidiary is not a business. The standard requires entities to derecognize nonfinancial assets or in substance nonfinancial assets when the entity no longer has (or ceases to have) a controlling financial interest in the legal entity that holds the asset and the entity transfers control of the asset. The standard update also unifies guidance related to partial sales of nonfinancial assets to be more consistent with the sale of a business. This standard update is effective as of the first quarter of 2018; however, early adoption is permitted. We do not expect that this standard update will have a significant impact on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments." This standard update requires that certain financial assets be measured at amortized cost net of an allowance for estimated credit losses such that the net receivable represents the present value of expected cash collection. In addition, this standard update requires that certain financial assets be measured at amortized cost reflecting an allowance for estimated credit losses expected to occur over the life of the assets. The estimate of credit losses must be based on all relevant information including historical information, current conditions and reasonable and supportable forecasts that affect the collectability of the amounts. This standard update is effective as of the first quarter of 2020; however, early adoption is permitted. We intend to adopt this standard update in the first quarter of 2020. We are currently evaluating the impact that this standard update will have on our consolidated financial statements upon adoption.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)." This standard update intends to increase transparency and improve comparability by requiring entities to recognize assets and liabilities on the balance sheet for all leases, with certain exceptions. In addition, through improved disclosure requirements, the standard update will enable users of financial statements to further understand the amount, timing, and uncertainty of cash flows arising from leases. This standard update is effective as of the first quarter of 2019; however, early adoption is permitted. Verizon’s current operating lease portfolio is primarily comprised of network, real estate, and equipment leases. Upon adoption of this standard, we expect our balance sheet to include a right-of-use asset and liability related to substantially all operating lease arrangements. We have established a cross-functional coordinated implementation team to implement the standard update related to leases. We are in the process of determining the scope of arrangements that will be subject to this standard as well as assessing the impact to our systems, processes and internal controls to meet the standard update’s reporting and disclosure requirements.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)." This standard, along with subsequently issued updates, clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. generally accepted accounting principles (GAAP). The standard provides a more robust framework for addressing revenue issues; improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets; and provides more useful information to users of financial statements through improved disclosure requirements. The standard also amends current guidance for the recognition of costs to obtain and fulfill contracts with customers such that incremental costs of obtaining and direct costs of fulfilling contracts with customers will be deferred and amortized consistent with the transfer of the related good or service. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the standard is applied only to the most current period presented and the cumulative effect of applying the standard would be recognized at the date of initial application. In August 2015, an accounting standard update was issued that delayed the effective date of this standard until the first quarter of 2018, at which time we will adopt the standard using the modified retrospective approach applied to open contracts. We have a cross-functional coordinated team working on the implementation of this standard. Summarized below are the key impacts and areas requiring significant judgment arising from the initial adoption of Topic 606.

The ultimate impact on revenue resulting from the application of the new standard is subject to assessments that are dependent on many variables, including, but not limited to, the terms of our contractual arrangements and mix of business. The allocation of revenue between equipment and service for our wireless subsidy contracts will result in more revenue allocated to equipment and recognized upon delivery, and less service revenue recognized over the contract term than under current GAAP. Total revenue over the full contract term will be unchanged and there will be no change to customer billing, the timing of cash flows or the presentation of cash flows.

Additionally, the new standard requires the deferral of incremental costs to obtain a customer contract, which are then amortized to expense, as part of Selling, general and administrative expense, over the respective periods of expected benefit. As a result, a significant amount of our sales commission costs, which would have historically been expensed as incurred by our Wireless and Wireline businesses under our previous accounting, will be deferred and amortized.

Based on currently available information, we expect the cumulative effect of initially applying the new standard to result in an increase to the opening balance of retained earnings ranging from approximately $4.0 billion to $4.6 billion on a pre-tax basis.

We also evaluated the impact of Topic 606 as it relates to gross versus net revenue presentation for our programmatic advertising services and the treatment of financing component inherent in our Wireless direct channel contracts. We concluded that we are the principal in our programmatic advertising contracts with our customers and, therefore, we will continue to present all revenues from these contracts on a gross basis. With respect to our direct channel wireless contracts, we have concluded that our contracts currently do not contain a significant financing component for our classes of customers. These conclusions will be reassessed periodically based on current facts and circumstances.

We have identified and implemented changes to our systems, processes and internal controls to meet the standard’s reporting and disclosure requirements.